General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
Summary of General and administrative expenses
General and administrative expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Employee benefits:
Salaries	~~W~~	3,247,162	3,316,503	3,522,053
Severance benefits:
Defined contribution		35,679	37,745	40,817
Defined benefit		109,444	114,943	143,751

		145,123	152,688	184,568
Termination benefits		197,184	235,330	279,693

		3,589,469	3,704,521	3,986,314

Entertainment		46,050	46,903	48,345
Depreciation		514,100	535,571	541,607
Amortization		225,900	279,095	308,321
Taxes and utility bills		245,723	272,018	316,925
Advertising		285,495	315,281	319,845
Research		21,494	23,917	27,341
Others		967,106	938,934	853,802

	~~W~~	5,895,337	6,116,240	6,402,500